Summary of Material accounting policies, estimates and judgments - Additional Information (Detail)	12 Months Ended
Oct. 31, 2025
Computer software [member]
Significant Accounting Policies, Estimates and Judgments [Line Items]
Estimated useful lives of intangible assets	3 to 10 years
Customer relationships [member]
Significant Accounting Policies, Estimates and Judgments [Line Items]
Estimated useful lives of intangible assets	7 to 20 years
Buildings [member]
Significant Accounting Policies, Estimates and Judgments [Line Items]
Useful life of premises and equipment	25 to 50 years
Computer equipment [member]
Significant Accounting Policies, Estimates and Judgments [Line Items]
Useful life of premises and equipment	3 to 10 years
Furniture Fixtures and Other Equipment [member]
Significant Accounting Policies, Estimates and Judgments [Line Items]
Useful life of premises and equipment	5 to 10 years